Total Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity

Condensed consolidated statements of changes in total equity are presented below for the three months ended March 28, 2014 and March 29, 2013 (in millions):

		General Cable Total Equity
	Total Equity	Common Stock Amount	Add’l Paid in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interest
Balance, December 31, 2013	$1,379.8	$0.6	$699.6	$(155.3)	$847.4	$(112.1)	$99.6
Comprehensive income (loss)	(349.3)	—	—	—	(315.4)	(8.9)	(25.0)
Stock dividends	(9.0)				(9.0)
Repurchase of common shares	(30.7)	—	—	(30.7)	—	—	—
Other — issuance pursuant to restricted stock, stock options and other	2.5		2.2	0.3

Balance, March 28, 2014	$993.3	$0.6	$701.8	$(185.7)	$523.0	$(121.0)	$74.6

		General Cable Total Equity
	Total Equity	Preferred Stock Amount	Common Stock Amount	Add’l Paid in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Non-Controlling Interest
Balance, December 31, 2012	$1,448.2	$3.8	$0.6	$676.7	$(137.0)	$892.2	$(104.6)	$116.5
Comprehensive income (loss)	(45.3)					(45.7)	(2.1)	2.5
Preferred stock dividend	(0.1)					(0.1)
Excess tax benefit from stock based compensation	(1.0)			(1.0)
Dividends paid to non-controlling interest	(0.3)							(0.3)
Other — issuance pursuant to restricted stock, stock options and other	1.9			1.3	0.6			—

Balance, March 29, 2013	$1,403.4	$3.8	$0.6	$677.0	$(136.4)	$846.4	$(106.7)	$118.7

Components of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss) as of March 28, 2014 and December 31, 2013, respectively, consisted of the following (in millions):

	March 28, 2014		December 31, 2013
	Company Common Shareholders	Non-Controlling Interest	Company Common Shareholders	Non-Controlling Interest
Foreign currency translation adjustment	$(76.9)	$(25.5)	$(67.1)	$(24.5)
Change in fair value of pension benefit obligation, net of tax	(51.7)	(2.9)	(52.6)	(2.9)
Company deferred stock held in rabbi trust, net of tax	7.3	—	7.3	—
Other	0.3	—	0.3	—

Accumulated other comprehensive income (loss)	$(121.0)	$(28.4)	$(112.1)	$(27.4)

The following is the detail of the change in the Company’s accumulated other comprehensive income (loss) from December 31, 2013 to March 28, 2014 including the effect of significant reclassifications out of accumulated other comprehensive income (in millions, net of tax):

	Foreign currency translation	Change of fair value of pension benefit obligation	Deferred stock held in rabbi trust	Other	Total
Balance, December 31, 2013	$(67.1)	$(52.6)	$7.3	$0.3	$(112.1)
Other comprehensive income before reclassifications	(9.8)	—	—	—	(9.8)
Amounts reclassified from accumulated other comprehensive income	—	0.9	—	—	0.9
Net current — period other comprehensive income	(9.8)	0.9	—	—	(8.9)

Balance, March 28, 2014	$(76.9)	$(51.7)	$7.3	$0.3	$(121.0)

The following is the detail of the change in the Company’s accumulated other comprehensive income (loss) from December 31, 2012 to March 29, 2013 including the effect of significant reclassifications out of accumulated other comprehensive income (in millions, net of tax):

	Foreign currency translation	Change of fair value of pension benefit obligation	Change in fair value of derivatives	Deferred stock held in rabbi trust	Other	Total
Balance, December 31, 2012	$(27.9)	$(84.4)	$0.1	$7.3	$0.3	$(104.6)
Other comprehensive income before reclassifications	(4.2)	—	(0.8)	—	—	(5.0)
Amounts reclassified from accumulated other comprehensive income	—	2.7	0.2	—	—	2.9

Net current — period other comprehensive income	(4.2)	2.7	(0.6)	—	—	(2.1)

Balance, March 29, 2013	$(32.1)	$(81.7)	$(0.5)	$7.3	$0.3	$(106.7)

The components of accumulated other comprehensive income (loss) as of December 31, 2013 and December 31, 2012, respectively, consisted of the following (in millions):

	Fiscal Years Ended
	December 31, 2013		December 31, 2012
	Company Common Shareholders	Noncontrolling Interest	Company Common Shareholders	Noncontrolling Interest
Foreign currency translation adjustment	$(67.1)	$(24.5)	$(27.9)	$(16.8)
Pension adjustments, net of tax	(52.6)	(2.9)	(84.4)	(3.1)
Change in fair value of derivatives, net of tax	—	—	0.1	(0.4)
Company deferred stock held in rabbi trust, net of tax	7.3	—	7.3	—
Other	0.3	—	0.3	—

Accumulated other comprehensive income (loss)	$(112.1)	$(27.4)	$(104.6)	$(20.3)

The following is the detail of the change in the Company’s accumulated other comprehensive income (loss) from December 31, 2012 to December 31, 2013 including the effect of significant reclassifications out of accumulated other comprehensive income as required by ASC 2013-02 (in millions, net of tax):

	Foreign currency translation	Change of fair value of pension benefit obligation	Change in fair value of derivatives	Deferred stock held in rabbi trust	Other	Total
Balance, December 31, 2012	$(27.9)	$(84.4)	$0.1	$7.3	$0.3	$(104.6)
Other comprehensive income before reclassifications	(39.2)	13.6	(0.8)	—	—	(26.4)
Amounts reclassified from accumulated other comprehensive income	—	18.2	0.7	—	—	18.9

Net current—period other comprehensive income (loss)	(39.2)	31.8	(0.1)	—	—	(7.5)

Balance, December 31, 2013	$(67.1)	$(52.6)	$—	$7.3	$0.3	$(112.1)

Reclassification out of Accumulated Other Comprehensive Income

The following is the detail of the reclassifications out of accumulated other comprehensive income (loss) for the three months ended March 28, 2014 (in millions, net of tax):

	Three Fiscal Months Ended March 28, 2014	Three Fiscal Months Ended March 29, 2013
	Amount reclassified from accumulated other comprehensive income	Amount reclassified from accumulated other comprehensive income	Affected line item in the Consolidated Statement of Operations and Comprehensive Income (Loss)
Change in fair value of derivatives:
Commodity contracts	$—	$0.2	Cost of Sales

Total — Change in fair value of derivatives	—	0.2

Amortization of defined pension items
Prior service cost	0.2	2.3	SG&A
Net loss	0.7	0.4	SG&A

Total — Amortization of defined benefit pension items	0.9	2.7

Total	$0.9	$2.9

The following is the detail of the reclassifications out of accumulated other comprehensive income (loss) for the year ended December 31, 2013 (in millions, net of tax):

	Year Ended, December 31, 2013
	Amount reclassified from accumulated other comprehensive income	Affected line item in the Consolidated Statement of Operations and Comprehensive Income (Loss)
Change in fair value of derivatives:
Commodity contracts	$0.7	Cost of Sales

Total—Change in fair value of derivatives	0.7

Amortization of defined pension items
Prior service cost	1.7	SG&A
Net loss	16.5	SG&A

Total—Amortization of defined benefit pension items	18.2

Total	$18.9